                                            November 6, 1995


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re:  Prudential Municipal Series Fund
                       (File No. 2-91216)
                        -------------------------------

Ladies and Gentlemen:

        Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933 (the "1933 Act"), the Fund hereby certifies (i) that its Prospectuses that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectuses contained in Post-Effective Amendment No. 32 and
(ii) that the text of Post-Effective Amendment No. 32 was filed electronically on November 2, 1995.


                                             Prudential Municipal Series Fund


                                             By: /s/ Deborah A. Docs
                                                 -------------------
                                                 Deborah A. Docs
                                                 Assistant Secretary



cc: Karin Flynn